S000054583 [Member] Investment Objectives and Goals - Franklin International Low Volatility High Dividend Index ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Franklin International Low Volatility High Dividend Index ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]
Franklin International Low Volatility High Dividend Index ETF (“International Low Volatility High Dividend Index ETF” or the “fund”) seeks to track the investment results of an index composed of publicly traded equity securities of developed markets outside of the United States with relatively high yield and low price and earnings volatility while mitigating exposure to fluctuations between the values of the U.S. dollar and other international currencies.